Leases - Summary of Components of Lease Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease cost	¥ 37,490	¥ 36,911	¥ 33,207
Financing lease cost:
Amortization of right-of-use assets		87	190
Interest on lease liabilities		2	13
Short-term lease cost	5,441	8,520	7,710
Total	¥ 42,931	¥ 45,520	¥ 41,120